Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	2 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Aug. 26, 2017	Aug. 29, 2015	Jul. 06, 2017	Aug. 26, 2017	Aug. 27, 2016	Dec. 27, 2014
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 597,821
Foreign currency translation adjustments	19
Ending balance	598,702		$ 597,821	$ 598,702
(Predecessor)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance		$ (36,217)	(27,834)	(27,834)	$ (41,322)	$ (53,911)
Foreign currency translation adjustments		(27)	(199)	(199)	621	292
Ending balance	(28,027)	(41,322)		(28,027)	(27,834)	(36,217)
Foreign Currency Translation | (Predecessor)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance		(1,037)	$ (443)	(443)	(1,064)	(1,329)
Foreign currency translation adjustments		(27)		(199)	621	292
Elimination of accumulated other comprehensive loss (Predecessor)				642
Ending balance		$ (1,064)			$ (443)	$ (1,037)
Foreign Currency Translation | Successor
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Foreign currency translation adjustments (Successor)				19
Ending balance	$ 19			$ 19